Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (2,299,000)	$ 995,000
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	156,000	134,000
Stock based compensation expense	169,000	143,000
Gain on sale of product line	0	(2,000,000)
Net change in operating assets and liabilities:
Accounts receivable, net	689,000	1,043,000
Inventories	(162,000)	13,000
Prepaid expenses and other current assets	(87,000)	(28,000)
Accounts payable	112,000	(982,000)
Accrued payroll and related expenses	130,000	(26,000)
Deferred revenue	193,000	(15,000)
Other liabilities	(282,000)	(54,000)
Net cash used in operating activities	(1,381,000)	(777,000)
Cash flows from investing activities:
Capital expenditures	(129,000)	(295,000)
Proceeds from sale of product line	0	2,000,000
Net cash provided by (used in) investing activities	(129,000)	1,705,000
Cash flows from financing activities:
Repurchase of common stock	(68,000)	(54,000)
Net cash used in financing activities	(68,000)	(54,000)
Net increase (decrease) in cash and cash equivalents	(1,578,000)	874,000
Cash and cash equivalents at beginning of period	6,884,000	7,879,000
Cash and cash equivalents at end of period	5,306,000	8,753,000
Supplemental non-cash financing and investing information:
Transfer of inventories to equipment	$ 0	$ 59,000